Trade and other receivables	12 Months Ended
Mar. 31, 2020
Trade and other receivables [abstract]
Trade and other receivables
Trade and other receivables

 Significant accounting policies that apply to trade and other receivables
We initially recognise trade and other receivables at fair value, which is usually the original invoiced amount. They are subsequently carried at amortised cost using the effective interest method. The carrying amount of these balances approximates to fair value due to the short maturity of amounts receivable.
We provide services to consumer and business customers, mainly on credit terms. We know that certain debts due to us will not be paid through the default of a small number of our customers. Because of this, we recognise an allowance for doubtful debts on initial recognition of receivables, which is deducted from the gross carrying amount of the receivable. The allowance is calculated by reference to credit losses expected to be incurred over the lifetime of the receivable. In estimating a loss allowance we consider historical experience and informed credit assessment alongside other factors such as the current state of the economy and particular industry issues. We consider reasonable and supportable information that is relevant and available without undue cost or effort.
Once recognised, trade receivables are continuously monitored and updated. Allowances are based on our historical loss experiences for the relevant aged category as well as forward-looking information and general economic conditions, this includes the impact of Covid-19. Allowances are calculated by individual customer-facing units in order to reflect the specific nature of the customers relevant to that customer-facing unit.
Following the outbreak of Covid-19 we have reassessed our expected loss provisions including assessing the risk factors associated with various industry sectors and applying a risk weighting to each sector.
Contingent assets such as any insurance recoveries, or prepaid programme rights which we expect to recoup, have not been recognised in the financial statements as these are only recognised within trade and other receivables when their receipt is virtually certain.

 Following the outbreak of Covid-19 we have reassessed our expected loss provisions including assessing the risk factors associated with various industry sectors and applying a risk weighting to each sector.
Contingent assets such as any insurance recoveries, or prepaid programme rights which we expect to recoup, have not been recognised in the financial statements as these are only recognised within trade and other receivables when their receipt is virtually certain.

At 31 March	2020	2019	2018
	£m	£m	£m
Current
Trade receivables	1,375	1,732	1,741
Prepayments[a]	607	698	1,103
Accrued income	57	34	777
Deferred contract costs	422	417	—
Other receivables	243	341	393
	2,704	3,222	4,014

At 31 March	2020	2019	2018
	£m	£m	£m

Non-current
Other assets[b]	222	173	317
Deferred contract costs	259	272	—
	481	445	317

[a]	2017/18 includes £325m in respect of the acquisition of Spectrum.

[b]
Other assets comprise prepayments and leasing debtors. Included in prior year comparatives are costs relating to the initial set-up, transition or transformation phase of long-term networked IT services contracts (2018/19: £nil, 2017/18: £145m), which are presented within deferred contract costs following adoption of IFRS 15.

Trade receivables are stated after deducting allowances for doubtful debts, as follows:

	2020	2019	2018
	£m	£m	£m
At 1 April	299	375	303
Expense	213	95	129
Utilised	(189)	(165)	(61)
Exchange differences	6	(6)	4
At 31 March	329	299	375

Included within the 2019/20 expense is a £67m increase reflecting increased expected credit losses above our standard provisioning policies as a result of Covid-19. This increase above our standard provisioning policies was recorded as a specific item (note 9).
Note 28 provides further disclosure regarding the credit quality of our gross trade receivables. Trade receivables are due as follows:

			Past due and not specifically impaired
	Not past due	Trade receivables specifically impaired net of provision	Between 0 and 3 months	Between 3 and 6 months	Between 6 and 12 months	Over 12 months	Total
At 31 March	£m	£m	£m	£m	£m	£m	£m
2020	903	25	308	45	49	45	1,375
2019	1,229	34	371	42	40	16	1,732
2018	1,251	61	293	44	25	67	1,741

Gross trade receivables which have been specifically impaired amounted to £34m (2018/19: £57m, 2017/18: £124m).
Trade receivables not past due and accrued income are analysed below by customer-facing unit.

	Trade receivables not past due			Accrued income
At 31 March	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m
Consumer	353	457	—	1	32	—
Enterprise	139	274	—	3	2	—
Global	409	498	477	—	—	222
Openreach	—	—	61	51	—	67
BT Consumer	—	—	157	—	—	86
EE	—	—	206	—	—	122
Business and Public Sector	—	—	253	—	—	134
Wholesale and Ventures	—	—	92	—	—	145
Other	2	—	5	2	—	1
Total	903	1,229	1,251	57	34	777

Given the broad and varied nature of our customer base, the analysis of trade receivables not past due and accrued income by customer-facing unit is considered the most appropriate disclosure of credit concentrations. Cash collateral held against trade and other receivables amounted to £nil (2018/19: £9m, 2017/18: £6m).
Deferred contract costs

 Significant accounting policies that apply to deferred contract costs
We capitalise certain costs associated with the acquisition and fulfilment of contracts with customers and amortise them over the period that we transfer the associated services.
Connection costs are deferred as contract fulfilment costs because they allow satisfaction of the associated connection performance obligation and are considered recoverable. Sales commissions and other third party contract acquisition costs are capitalised as costs to acquire a contract unless the associated contract term is less than 12 months, in which case they are expensed as incurred. Capitalised costs are amortised over the minimum contract term. A portfolio approach is used to determine contract term.
Where the initial set-up, transition and transformation phases of long-term contractual arrangements represent distinct performance obligations, costs in delivering these services are expensed as incurred. Where these services are not distinct performance obligations, we capitalise eligible costs as a cost of fulfilling the related service. Capitalised costs are amortised on a straight line basis over the remaining contract term, unless the pattern of service delivery indicates a more appropriate profile. To be eligible for capitalisation, costs must be directly attributable to specific contracts, relate to future activity, and generate future economic benefits. Capitalised costs are regularly assessed for recoverability.

The following table shows the movement on deferred costs:

	Deferred connection costs £m	Deferred contract acquisition costs - commissions £m	Deferred contract acquisition costs - dealer incentives £m	Transition and transformation £m	Total £m
At 1 April 2019	31	86	432	140	689
Additions	10	86	451	21	568
Amortisation	(9)	(75)	(426)	(27)	(537)
Impairment	(1)	(4)	(7)	(21)	(33)
Other	1	1	(1)	(7)	(6)
At 31 March 2020	32	94	449	106	681